Basis of Presentation and Summary of Significant Accounting Policies Cash flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Maximum Maturities Period Of Cash Equivalents (in days)	90 days
Cash paid for interest	$ 102.3	$ 87.0	$ 76.0
Cash paid for taxes	62.7	38.4	50.9
Receipt of note upon sale of property	0	5.3	0
Restricted Stock Units (RSUs) [Member]
Issuance of stock, net of forfeitures	9.3	9.8	8.9
PUs
Issuance of stock, net of forfeitures	$ 7.0	$ 7.4	$ 14.1